Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable
	2021	2020
Accounts receivable	$24,364,198	$16,529,251
Accounts receivable – related parties	3,981,697	1,914,380
Less: allowance for doubtful accounts	(3,066,937)	(2,910,554)
Accounts receivable, net	$25,278,958	$15,533,077

Schedule of changes of allowance for doubtful accounts
	2021	2020
Beginning balance	$2,910,554	$2,764,735
Bad debt write-off	-	-
Exchange difference	156,383	145,819
Ending balance	$3,066,937	$2,910,554